MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2023		2022		2021
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.0814	1.1050	1.0530	1.0666	1.1827	1.1326
Pound Sterling	0.8699	0.8691	0.8528	0.8869	0.8596	0.8403
Swiss Franc	0.9717	0.9260	1.0047	0.9847	1.0811	1.0331
Japanese Yen	151.8540	156.3300	138.0274	140.6600	129.8767	130.3800
Chinese Yuan	7.6568	7.8509	7.0788	7.3582	7.6282	7.1947
Australian Dollar	1.6283	1.6263	1.5167	1.5693	1.5749	1.5615
Singapore Dollar	1.4521	1.4591	1.4512	1.4300	1.5891	1.5279
Canadian Dollar	1.4595	1.4642	1.3695	1.4440	1.4826	1.4393
Hong Kong Dollar	8.4663	8.6314	8.2451	8.3163	9.1932	8.8333

Disclosure of straight line depreciation rates
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%

Disclosure of financial asset impairment stages and measurement periods

Stage	Description	Time period for measurement of ECL
Stage 1	A financial instrument that is not credit-impaired on initial recognition	12-month ECL
Stage 2	A financial instrument with a significant increase in credit risk since initial recognition	Lifetime ECL
Stage 3	A financial instrument that is credit-impaired or has defaulted	Lifetime ECL